Investment Strategy	Aug. 31, 2024
Neuberger Berman Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests primarily in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster-growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth,  higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.
As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.
The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).
The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman Total Return Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests in a diversified mix of debt securities, which primarily include government bonds, corporate bonds, mortgage-backed securities and asset-backed securities.
The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; mortgage-backed and asset-backed securities; inflation-linked debt securities; loans; municipal securities; collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); foreign securities, including emerging markets; securities issued by supranational entities (e.g., World Bank, IMF); and commercial paper. Securities in which the Fund may invest may be issued by domestic and foreign governments, corporate entities and trusts and may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest from the time of issuance. The Fund may also engage in when-issued and forward-settling securities (such as to be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date. The Fund may enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities.
The debt instruments in which the Fund invests primarily are investment grade, however the Fund may invest up to 30% of its total assets in below-investment grade instruments (commonly known as “junk bonds”). The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.
The Fund normally will not invest more than 15% of its total assets in non-U.S. dollar denominated securities and, through hedging strategies, will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets.
Additionally, the Fund may invest in preferred securities. The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions.
The Fund normally seeks to maintain its target average duration within two years of the average duration of the bonds in the Bloomberg U.S. Aggregate Bond Index.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.
The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.
Investment Philosophy and Process
The Portfolio Managers’ investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Managers employ an integrated investment process in managing the Fund.
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Portfolio Strategy: The Portfolio Managers establish the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated views that are produced by specialty sector investment teams in conjunction with asset allocation tools.

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Strategy Implementation: Once the Portfolio Managers establish the investment profile for the Fund, the specialty sector investment teams and the Portfolio Managers determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities, below investment grade securities and non-U.S. dollar denominated securities.

When assessing the value of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks (including an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning) to (i) establish an internal outlook, (ii) evaluate the market’s outlook as it is reflected in asset prices, and (iii) contrast the two. As part of their fundamental investment analysis, the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The teams will generally purchase securities if their internal outlook suggests a security is undervalued by the market and sell securities if their internal outlook suggests a security is overvalued by the market. The goal is to identify and evaluate investment opportunities that others may have missed.